Debt Securities - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Carrying amount	$ 27,971,776	$ 25,771,621
Description of debt instrument interest payment	On June 21, 2018, Banco de Galicia y Buenos Aires S.A.U. issued the “Green Bond” which was entirely acquired by the International Finance Corporation. The Green Bond is a 7-year facility, with interest payable every six months.
Green Bond [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Carrying amount	$ 4,612,647	$ 7,288,454
Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Negotiable obligation outstanding maturity term	120 months
Banco De Galicia Y Buenos Aires S.A.U. [member] | Global Program for Issuance of Unsubordinated Negotiable Obligations Class Six [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Negotiable obligation outstanding maturity term	6 months